UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     October 14, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $821,122 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    16805   395495 SH       SOLE                   395495        0        0
AGRIUM INC                     COM              008916108    26899   358697 SH       SOLE                   358697        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    27210   510225 SH       SOLE                   510225        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    28164  1381959 SH       SOLE                  1381959        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    29191   679489 SH       SOLE                   679489        0        0
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF    18383M100     1935    43280 SH       SOLE                    43280        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    34041   528014 SH       SOLE                   528014        0        0
CORE LABORATORIES N V          COM              N22717107    31173   354079 SH       SOLE                   354079        0        0
CUMMINS INC                    COM              231021106    28321   312658 SH       SOLE                   312658        0        0
DANAHER CORP DEL               COM              235851102    24586   605412 SH       SOLE                   605412        0        0
DEVRY INC DEL                  COM              251893103    17143   348374 SH       SOLE                   348374        0        0
DICKS SPORTING GOODS INC       COM              253393102    26570   947587 SH       SOLE                   947587        0        0
DIRECTV                        COM CL A         25490A101    21516   516844 SH       SOLE                   516844        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470f104    34322   788116 SH       SOLE                   788116        0        0
DISNEY WALT CO                 COM DISNEY       254687106    21554   651167 SH       SOLE                   651167        0        0
DRESSER-RAND GROUP INC         COM              261608103    18039   489003 SH       SOLE                   489003        0        0
FACTSET RESH SYS INC           COM              303075105    20225   249295 SH       SOLE                   249295        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101     1264    74014 SH       SOLE                    74014        0        0
FIRST TR EXCHANGE TRADED FD    MATERIALS ALPH   33734X168     2010    96506 SH       SOLE                    96506        0        0
FIRST TR ISE CHINDIA INDEX F   COM              33733A102     1279    51416 SH       SOLE                    51416        0        0
FLOWSERVE CORP                 COM              34354P105    27063   247331 SH       SOLE                   247331        0        0
FRANKLIN RES INC               COM              354613101    23351   218438 SH       SOLE                   218438        0        0
HASBRO INC                     COM              418056107    27126   609439 SH       SOLE                   609439        0        0
IMPAX LABORATORIES INC         COM              45256b101    19102   964750 SH       SOLE                   964750        0        0
ISHARES INC                    MSCI THAILAND    464286624     1560    25144 SH       SOLE                    25144        0        0
ISHARES INC                    MSCI S KOREA     464286772     1266    23672 SH       SOLE                    23672        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     1398   101729 SH       SOLE                   101729        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1427    31873 SH       SOLE                    31873        0        0
ISHARES TR                     DJ PHARMA INDX   464288836     2347    38342 SH       SOLE                    38342        0        0
JEFFERIES GROUP INC NEW        COM              472319102    19911   877518 SH       SOLE                   877518        0        0
JOY GLOBAL INC                 COM              481165108    30316   431108 SH       SOLE                   431108        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     1270    39036 SH       SOLE                    39036        0        0
MARKET VECTORS ETF TR          INDONESIA ETF    57060u753     1112    12838 SH       SOLE                    12838        0        0
MARKET VECTORS ETF TR          COAL ETF         57060U837      840    22476 SH       SOLE                    22476        0        0
MCKESSON CORP                  COM              58155Q103    18315   296454 SH       SOLE                   296454        0        0
NIKE INC                       CL B             654106103    25591   319332 SH       SOLE                   319332        0        0
ORACLE CORP                    COM              68389X105    29130  1084914 SH       SOLE                  1084914        0        0
PRECISION CASTPARTS CORP       COM              740189105    26686   209548 SH       SOLE                   209548        0        0
SOUTHERN COPPER CORP           COM              84265V105    25977   739667 SH       SOLE                   739667        0        0
SPDR INDEX SHS FDS             EUROPE ETF       78463X608     3289    72359 SH       SOLE                    72359        0        0
SPDR INDEX SHS FDS             LATIN AMER ETF   78463X707     3493    41424 SH       SOLE                    41424        0        0
SPDR INDEX SHS FDS             S&P BRIC 40ETF   78463X798     1241    48018 SH       SOLE                    48018        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467y107    86950   597225 SH       SOLE                   597225        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538     3187    58903 SH       SOLE                    58903        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    26927   517031 SH       SOLE                   517031        0        0